Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Accrued expenses and other current liabilities		$ 1,065,000	$ 1,147,000
Business credits		2,913,000	1,962,000
Stock-based compensation		4,393,000	2,488,000
Net operating loss carryover		21,151,000	13,586,000
Other		1,253,000	358,000
Total deferred tax assets		30,775,000	19,541,000
Less: valuation allowance		(8,489,000)	(887,000)	$ 0
Deferred tax assets, net of valuation allowance		22,286,000	18,654,000
Deferred tax liabilities
Property and equipment		(1,250,000)	(1,473,000)
Common stock warrants			(63,000)
Intangible assets		(20,439,000)	(21,800,000)
Prepaid expenses		(1,859,000)	(1,225,000)
Total deferred tax liabilities		(23,548,000)	(24,561,000)
Net deferred taxes	$ (1,100,000)	$ (1,262,000)	$ (5,907,000)